Share-based payments - Additional Informtaion (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted	$ 21,600	$ 15,110	$ 8,990
Share based payments, compensation expense	$ 55,989,000	34,923,000	23,133,000
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of options granted	Once acquired, stock options may be exercised up to 5 or 10 years as from grant date.
Share based payments, compensation expense	$ 20,319,000	5,316,000	4,553,000
Restricted Stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments, compensation expense	9,978,000	8,822,000	8,839,000
Performance Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments, compensation expense	$ 25,692,000	$ 20,785,000	$ 9,741,000
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments, date of grant	April 4, 2018